Consolidated Balance Sheets - USD ($)	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Current assets:
Cash and cash equivalents	$ 8,251	$ 72,099	$ 32,616
Prepaid expenses and other current assets	29,170	14,356	6,540
Total current assets	37,421	86,455	39,156
Noncurrent assets:
Property and equipment, net	14,410	17,644	21,888
Total noncurrent assets	14,410	17,644	21,888
Total assets	51,831	104,099	61,044
Current:
Accounts payable and accrued liabilities	204,175	165,212	218,954
Convertible promissory note, net of unamortized debt discount of $47,304 and $15,000	219,696	95,000	92,624
Derivative liability	3,435,386	2,547,458	172,393
Total current liabilities	4,632,933	3,134,498	607,930
Long-term:
Long-term debt - SBA, net of current portion	32,400	32,400	32,400
Total long-term liabilities	32,400	32,400	32,400
Total liabilities	4,665,333	3,166,898	640,330
Commitments and Contingencies
Stockholders’ deficit:
Class A common stock - $.00001 par value; 500,000 authorized; 500,000 shares issued and outstanding	5	5	1
Common stock - $.00001 par value; 74,500,000 authorized; 50,069,244 and 49,813,861 shares issued and outstanding, respectively	501	498	186
Additional paid-in capital	55,510,051	58,538,033	56,941,222
Subscription receivable	(101,100)	(117,850)	(117,468)
Accumulated deficit	(60,022,959)	(61,483,485)	(57,403,227)
Total stockholders’ deficit	(4,613,502)	(3,062,799)	(579,286)
Total liabilities and stockholders’ deficit	51,831	104,099	61,044
Related Party [Member]
Current:
Accrued expenses to related party	5,309		66,205
Advances from related party			5,000
Notes payable	751,598	326,828	50,000
Nonrelated Party [Member]
Current:
Notes payable	$ 16,769		$ 2,754